SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-88116)
UNDER THE SECURITIES ACT OF 1933		[X]
PRE-EFFECTIVE AMENDMENT NO.		[ ]
POST-EFFECTIVE AMENDMENT NO. 100		[X]
and
REGISTRATION STATEMENT (NO. 811-03916)
UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 103		[X]

VANGUARD SPECIALIZED FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on September 26, 2018, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[x]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 100 under the Securities Act of 1933, as amended (the “Securities
Act”) (Amendment No. 103 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Specialized Funds (the “Trust”) is
being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 26, 2018, the effective date of the Trust’s 99th Post-Effective Amendment. By way of further background:

· Post-Effective Amendment No. 99 was filed under Rule 485(a)(1) on July 27, 2018. The purposes of the Amendment are: (1) to disclose a change to the investment advisory arrangements for
Vanguard Precious Metals and Mining Fund (the “Fund”); (2) to change the Fund's name to
Vanguard Global Capital Cycles Fund; (3) to change the Fund's investment strategy; (4) to change the Fund's benchmark against which it compares its performance; and (5) to effect a number of non-material editorial changes. Post-Effective Amendment No. 99 originally requested that the Amendment become effective September 25, 2018.

This Post-Effective Amendment No. 100 incorporates by reference the information contained in Parts A,
B, and C of Post-Effective Amendment No. 99 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 24th day of September, 2018.

VANGUARD SPECIALIZED FUNDS

BY: s/Mortimer J. Buckley*
Mortimer J. Buckley
Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman of the Board of	September 24, 2018
Trustees
F. William McNabb III
/s/ Mortimer J. Buckley*	Chief Executive Officer,	September 24, 2018
President, and Trustee
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	September 24, 2018
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	September 24, 2018
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	September 24, 2018
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	September 24, 2018
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	September 24, 2018
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	September 24, 2018
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	September 24, 2018
Deanna Mulligan
/s/ André F. Perold*	Trustee	September 24, 2018
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	September 24, 2018
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	September 24, 2018
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	September 24, 2018
Thomas J. Higgins
*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216,
Incorporated by Reference